EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
EQUITY
11.  EQUITY

Reverse common stock split. On March 21, 2011, the Company effected a 200-to-1 reverse split of its shares of common stock.  Immediately prior to the reverse split, the Company had 2,345,905,633 of its common shares issued and outstanding which adjusted to 11,729,789 common shares as a result of the reverse split.  The Company retroactively adjusted the reverse split for all shares issued and outstanding.  As of January 1, 2011, 10,726,440 common shares were deemed issued and outstanding on a split adjusted basis.

Increase/Decrease in common shares authorized. On February 11, 2011, the Company increased the amount of its common shares authorized for issuance from 2.5 billion to 5.0 billion.  The amount of common shares authorized was not adjusted by the March 21, 2011, 200-to-1 reverse stock split.  On July 21, 2011, the Company reduced the amount of common shares authorized from 5.0 billion to 500 million.

Sales of common shares and warrants. In March 2011, the Company sold 15,000 shares of common stock and issued warrants to purchase 400,000 shares of common stock (shares and warrants after consideration of the 200-to-1 reverse stock split) for cash proceeds of $60,000 and paid professional fees of $3,000 related to this transaction.  The shares were valued at $4,500, or $0.30 per share.  The warrants have an exercise price of $0.0001 and expire seven years from the date of issuance.  The Company valued the warrants on the date of sale using the Black- Scholes pricing model at $153,000, but did not record this value.

In June 2011, the Company sold an aggregate of 242,424 shares of common stock for cash proceeds of $50,000.  In July 2011, the Company sold an aggregate of 218,181 shares of common stock to three investors for cash proceeds of $45,000.

Warrants for common shares. During the nine months ended September 30, 2011, the Company granted or sold an aggregate of warrants to purchase an equivalent number of shares of common stock.  These warrants are exercisable over five to seven years and have exercise prices that vary from $0.0001 to $200 per share.   In June 2011, a warrant holder exercised warrants to purchase 224,108 common shares for $22 at $0.0001 per share.  The Company issued these shares on July 19, 2011.  A summary of the status of the Company’s outstanding common stock warrants as of and for the nine months ended September 30, 2011, excluding warrants issuable as contingent compensation, is as follows:

		Weighted	Proceeds	Weighted
	Warrants	Avg. Exercise	Upon	Avg. Remaining
	Exercisable	Price	Exercise	Life in Years

Balance December 31, 2010, adjusted for 200-to-1 reverse stock split	561,115	$8.72	$4,892,989	5.67
Granted/Sold	4,405,333	0.18	778,875	5.60
Exercised	(224,108)	0.00	(22)	-
Cancelled/Expired	(3,500)	160.00	(560,000)	-
Balance September 30, 2011	4,738,840	1.08	$5,111,842	5.79

As of September 30, 2011, warrants to purchase shares of the Company’s common stock contain a cashless exercise option based on the fair market value of the Company’s stock on the date of exercise.  Warrants to purchase shares of the Company’s common stock contain provisions, whereby the exercise price for the warrants adjusts proportionally with additional sales of equity below certain prices.  All warrants outstanding at September 30, 2011, contain other anti-dilution provisions should the Company become re-capitalized, incur adjustments for any reorganization, consolidation or merger, and other rights offering participation.

Equity purchase agreement and issuance of Series A preferred stock. On February 3, 2011, the Company entered into an equity purchase agreement (the “Purchase Agreement”) with Southridge Partners II, LP (“Southridge”).  Pursuant to the Purchase Agreement, Southridge agreed to purchase from the Company, for a period of up to 24 months commencing on the effective date of a registration statement filed by the Company for resale of the shares, up to $10,000,000 worth of shares of the Company’s common stock.  The purchase price for the shares of common stock sold will be equal to 92% of the average of the lowest 2 daily closing prices for the 5 trading days immediately following the date on which the Company is deemed to provide a put notice under the Purchase Agreement.  The maximum amount of common stock that Southridge shall be obligated to purchase with respect to any single closing under the Purchase Agreement will be the lesser of $500,000 or 250% of the average dollar trading volume of the Company’s common stock for the 20 trading days immediately preceding the date on which the Company provides a put notice under the Purchase Agreement.  To date, the Company has not completed the registration process and therefore is unable to put shares under the Purchase Agreement.

Upon execution of the Purchase Agreement in February 2011, the Company issued Southridge a five-year warrant to purchase 25,000,000 shares of common stock (125,000 shares after consideration of the 200-to-1 reverse stock split) at an exercise price of $0.00615 ($1.23 per share after consideration of the 200-to-1 reverse stock split), which may be exercised on a cashless basis if there is no effective registration statement for the resale of shares of common stock underlying the warrant six month following the issuance.  These warrants were valued using the Black-Scholes pricing model at $112,303 and were expensed as other expense in consolidated statement of operations

The Company agreed to issue to its management and directors a series of preferred stock with voting rights sufficient to grant such holders the ability to vote in favor of an increase in the Company’s authorized common stock and/or a reverse split of the outstanding shares of common stock.  Accordingly, on February 4, 2011, the Company issued to each of its four directors 12,500 shares each of its Series A Preferred Stock.  On February 11, 2011, the Company increased the number of authorized shares of its common stock from 2.5 billion to 5.0 billion.  In the aggregate, the Company issued 50,000 of its Series A Preferred Stock, which gave each of the holders 100,000 votes for each share of preferred stock owned.  The Series A Preferred Stock is non-participating in any dividends, is not convertible and has a liquidation provision on a pari passu basis with the common shares.  The four members of the Company’s Board of Directors jointly held 5.0 billion votes immediately before and after the 200-to-1 reverse common stock split.  As of the date of issuance, an independent valuation specialist determined the 50,000 shares of Series A Preferred Stock to be $12,800, and the Company recognized compensation expense to the directors accordingly.

Share Based Compensation

Common stock issued for services to non-employees.  During the nine months ended September 30, 2011, the Company issued 3,677,141 shares of its common stock to various service providers for legal, public relations and accounting services.  These shares were valued in the aggregate at $972,466 based on the closing price of the Company’s common stock on their respective dates of issuance.  Included in these share issuances were 390,000 common shares valued at $244,800 which were issued in satisfaction of trade payables as the expense for services was recognized last year.

Incentive Stock Plan. In January 2011, the Company’s Board of Directors approved the American Scientific Resources 2011 Incentive Stock Plan which allocates up to 100,000,000 shares (now 500,000 shares after the March 21, 2011, 200-to-1 reverse common stock split) of common stock for awards to directors, officers, selected employees and consultants as qualified and non-qualified stock options, and as restricted and non-restricted stock awards.  To date, the Company has awarded 481,766 shares (shares after 200-to-1 reserve stock split) under this plan to date.

On September 14, 2011, the Company approved and registered with the SEC an additional 5,000,000 shares of common stock under the American Scientific Resources 2011 Incentive Stock Plan.  To date, the Company has awarded 4,480,000 shares of the 5,000,000 shares approved.

Stock Option Plan.  In June 2011, the Company’s Board of Directors approved a stock option plan authorizing the award of up to 100,000,000 options to purchase common shares as incentive stock options or non-qualified stock options at exercise prices, vesting periods and terms (up to 10 years) as determined by the Board of Directors or a designated committee.  In June 2011, the Board of Directors awarded 5,295,000 options to directors, employees and consultants, exercisable at $0.40 per share over 5 years with immediate vesting as compensation for past services.  The closing market price of the Company’s common stock on the award date was $0.32 per share.  Based on application of the Black Sholes pricing model, the Company determined the value of the options awarded to be $1,691,126 and expensed this amount as operating, sales and administrative expenses on the date of grant.

Obligation to Issue Common Shares

A summary of the Company’s obligations to issue common shares as recorded in these consolidated financial statements at September 30, 2011 and December 31, 2010, is as follows:

	September 30, 2011		December 31, 2010
	Common	Obligation Date	Common	Obligation Date
	Shares	Fair Value	Shares	Fair Value

Shares issuable as compensation	2,500	70,000	2,500	$70,000
Shares issuable from notice of conversion	750,000	15,000	-	-
	752,500	$85,000	2,500	$70,000

As discussed in Note 8 – Notes Payable – Granite Financial – notes, the Company received notices of conversion for an aggregate of $15,000 of principal for conversion into 750,000 common shares at a rate of $0.02 per share in September 2011.  These shares were issued in October and November 2011.
At September 30, 2011, the Company has potentially dilutive securities consisting of convertible securities, commitments, warrant agreements, employment agreements and other agreements that could obligate the Company to issue up to 30,792,252 additional common shares, including the amounts in the above table,.

11.  EQUITY

On February 11, 2011, the Company increased the number of shares of its authorized common stock from 2.5 billion to 5.0 billion.  On March 21, 2011, the Company effected a 200-to-1 reverse split of its common stock shares. Pro forma shares, shares issuances, weighted average shares outstanding and net loss per share have been included on the face of the Company’s consolidated financial statements reflecting the post-split effect of the reverse stock split.  All other share information in these consolidated financial statements has been presented on a pre-split basis except where indicated.

Sale of common shares. In January 2010, the Company sold 12,686,567 shares of common stock for cash proceeds of $85,000 and paid a selling commission of $6,800.  Of the $85,000 total proceeds received from this issuance, $5,000 was advanced to the Company in December 2009 and recorded as an obligation to issue common stock.

In November 2010, the Company sold 15,000,000 shares of common stock for cash proceeds of $50,000.

Warrants for common shares. During the year December 31, 2010, the Company granted 99,185,723 warrants to purchase an equivalent number of shares of common stock to investors and consultants in connection with convertible debenture issuances.  These warrants are exercisable over three to seven year periods at exercise prices ranging from $0.004 to $1.00 per share.   A summary of the status of the Company’s outstanding common stock warrants as of and for the year ended December 31, 2010, excluding warrants issuable as contingent compensation, is as follows:

		Weighted	Proceeds	Weighted
	Warrants	Avg. Exercise	Upon	Avg. Remaining
	Exercisable	Price	Exercise	Life in Years

Balance December 31, 2009	25,818,392	$0.14	$3,588,392	2.78
Granted	114,904,567	0.02	1,641,597	6.97
Exercised	-	-	-	-
Cancelled	(28,500,000)	-	(337,000)	-
Balance December 31, 2010	112,222,959	0.04	$4,892,989	5.67

As of December 31, 2010, warrants to purchase 105,618,844 shares of the Company’s common stock contain a cashless exercise option based on the fair market value of the Company’s stock on the date of exercise.  Warrants to purchase 96,843,844 shares of the Company’s common stock contain provisions whereby the exercise price for the warrants adjusts proportionally with additional sales of equity (see Note 8 – Notes Payable – Dilution adjustments).  All warrants outstanding at December 31, 2010 contain other anti-dilution provisions should the Company become re-capitalized, incur adjustments for any reorganization, consolidation or merger, and other rights offering participation.

Options for purchase of common stock.  In May 2007, the Company adopted a stock option plan which provides for the grant of options to officers, consultants and employees to acquire shares of the Company’s common stock at a purchase price equal to or greater than the fair market value as of the date of the grant.   Options are exercisable six months after the grant date and expire five years from the grant date.  The plan calls for a total of 3,000,000 common shares to be held for grant.  No options had been granted under this plan.

Share Based Compensation

Common stock issued for services to non-employees.  In June 2009, the Company issued 8,000,000 restricted shares of its common stock and 8,000,000 warrants to purchase an equivalent number of common shares to an entity for services rendered.  These services were valued at $33,580 based on the fair value of the common stock ($31,200) and warrants ($2,380) on the date of issuance.  In October 2009, the service provider filed suit against the Company, its directors and other parties for failure to register and lift trading restrictions on the common stock.  The service provider claimed damages arising from the alleged inability to sell the shares timely and realize certain profits.  Further, the service provider claimed anticipatory damages from alleged anticipated inability to sell certain other shares and the warrants.  In February 2010, the Company settled this litigation and issued 16,000,000 unrestricted shares of its common stock and cancelled the originally issued shares and warrants.  On December 31, 2009, the Company recognized an incremental expense from the settlement in the amount of $68,000, based on the closing bid price of the common stock on the date of settlement, and a corresponding obligation to issue common stock.  The Company also reversed the value of the warrants cancelled in the amount of $2,380.

In February 2010, the Company issued 1,000,000 restricted shares of common stock as payment for consulting services.  These shares were valued at the closing bid price for the Company’s common stock on the date of issuance amounting to $8,200, which was expensed.

In April 2010, the Company issued 10,000,000 restricted shares of common stock for investor relations and other consulting services to be performed over a six month period valued at $152,000 based on the closing bid price of our common shares on the date of issuance.  For the year ended December 31, 2010, the Company amortized $152,000 as operating, sales and administrative expenses.

In June 2010, the Company issued 10,000,000 restricted shares of common stock to five service providers for product development, legal, accounting and consulting services.  These shares valued at the closing bid price for our common shares on the date of issuance amounting to $96,000, which was expensed.

In September 2010, the Company issued 6,000,000 shares to a law firm for legal services rendered. These shares valued at the closing bid price for our common shares on the date of issuance amounting to $54,000, which was expensed.

In October 2010, the Company issued 5,000,000 shares to a Chinese manufacturer of the Company’s products.  These shares were valued at $42,000 based on the closing bid price of our common shares on the date of issuance.  This amount was expensed to operating, sales and administrative expenses.

See Note 12– Commitments and Contingencies – Service agreements for additional information regarding shares issued and issuable to employees.

Common stock issued to employees. In June 2010, the Company issued 2,000,000 restricted shares of common stock to an employee for services rendered.  These shares valued at the closing bid price for our common shares on the date of issuance amounting to $19,200, which was expensed.

In August 2010, the Company issued 40,000,000 shares to four members of our Board of Directors. These shares valued at the closing bid price for our common shares on the date of issuance amounting to $400,000, which was expensed.

See Note 12 – Commitments and Contingencies – Employment agreements for additional information regarding shares issued and issuable to employees.

Obligation to Issue Common Shares

A summary of the Company’s obligations to issue common shares as recorded in these consolidated financial statements at December 31, 2010 and 2009, is as follows:

	2010		2009
	Common	Obligation Date	Common	Obligation Date
	Shares	Fair Value	Shares	Fair Value

Incremental shares and amount from settlement of litigation	-	$-	8,000,000	$68,000
Shares issuable as compensation	500,000	70,000	500,000	70,000
Advance on sale of common shares	-	-	-	5,000
	500,000	$70,000	8,500,000	$143,000

At December 31, 2010, in addition to the amounts in the above table, the Company has convertible securities, commitments, warrant agreements, employment agreements and other agreements that could obligate the Company to issue up to 1,239,939,699 additional common shares.